Income taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ 126,424	$ 89,033
Additions	25,783	37,391
Reductions	0	0
Ending valuation allowance	$ 152,207	$ 126,424